Investments (Net Investment Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 5,676	$ 6,144	$ 5,597
Investment expense	(402)	(305)	(333)
Net investment income	5,274	5,839	5,264
AFS Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	4,408	4,242	4,241
Trading Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	179	165	198
Equity Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	11	3	3
Mortgage Loans On Real Estate [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	687	677	674
Policy loans [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	100	115	125
Cash and Invested [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	12		13
Commercial Mortgage Loan Prepayment And Bond Make Whole Premiums [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	100	195	78
Alternative investments [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	96	677	218
Consent fees [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	8	10	5
Other Investments [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 75	$ 60	$ 42